Credit Facilities - Bank Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Bank Debt Facilities
Gross bank debt outstanding 1	$ 1,264,000	$ 770,000
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Current portion	0	0
Long-term portion	1,264,000	770,000
Gross bank debt outstanding 1	$ 1,264,000	$ 770,000